S000006640 [Member] Investment Objectives and Goals - Loomis Sayles Fixed Income Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Loomis Sayles Fixed Income Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.